Climate change and energy transition - Fixed assets by segment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	$ 16,660	$ 16,039
Other intangible assets	10,253	9,662
Property, plant and equipment	194,835	198,642
Joint ventures and associates	24,457	23,864
Non-current assets	246,300	248,200
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	4,900	4,900
Other intangible assets	3,200	3,900
Property, plant and equipment	57,700	60,800
Joint ventures and associates	6,100	5,600
Non-current assets	71,900	75,200	$ 75,000	$ 79,000	$ 93,000	$ 91,000	$ 94,000	$ 95,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	5,400	5,300
Other intangible assets	300	200
Property, plant and equipment	70,900	74,500
Joint ventures and associates	7,600	7,700
Non-current assets	84,200	87,700	91,000	106,000	119,000	123,000	128,000	136,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	300	300
Other intangible assets	2,400	2,100
Property, plant and equipment	36,900	38,100
Joint ventures and associates	4,000	4,200
Non-current assets	43,600	44,700	44,000	43,000	47,000	39,000	38,000	$ 26,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	4,400	3,300
Other intangible assets	2,900	1,800
Property, plant and equipment	22,200	19,100
Joint ventures and associates	4,700	4,400
Non-current assets	34,200	28,600	25,000	23,000	20,000	15,000	15,000
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	1,700	2,200
Other intangible assets	1,500	1,600
Property, plant and equipment	4,800	3,200
Joint ventures and associates	2,000	1,900
Non-current assets	10,000	8,900	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000
Corporate
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	0	0
Other intangible assets	0	100
Property, plant and equipment	2,300	2,900
Joint ventures and associates	100	100
Non-current assets	$ 2,400	$ 3,100